DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Business Segment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Revenues	$ 444,288,189	$ 495,499,735	$ 526,690,895
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	99,052,395	126,566,847	148,634,694
Reportable Segments [Member] | Natural Gas Transportation [Member] | Firm [Member]
Revenues [Abstract]
Revenues	80,983,446	105,829,742	120,845,950
Reportable Segments [Member] | Natural Gas Transportation [Member] | Access and Charge [Member]
Revenues [Abstract]
Revenues	3,245,137	4,390,571	5,232,000
Reportable Segments [Member] | Natural Gas Transportation [Member] | Interruptible and Others [Member]
Revenues [Abstract]
Revenues	14,823,812	16,346,534	22,556,744
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Revenues [Abstract]
Revenues	256,892,502	307,690,003	325,023,084
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Product [Member]
Revenues [Abstract]
Revenues	242,152,418	293,663,804	310,118,597
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Services [Member]
Revenues [Abstract]
Revenues	14,740,084	14,026,199	14,904,487
Reportable Segments [Member] | Midstream [Member]
Revenues [Abstract]
Revenues	85,614,680	58,379,759	50,253,829
Reportable Segments [Member] | Midstream [Member] | Conditioning and Treatment [Member]
Revenues [Abstract]
Revenues	15,611,839	18,502,273	20,269,555
Reportable Segments [Member] | Midstream [Member] | Operation and Maintenance [Member]
Revenues [Abstract]
Revenues	2,814,648	1,403,950	1,498,923
Reportable Segments [Member] | Midstream [Member] | Steam Sales [Member]
Revenues [Abstract]
Revenues	1,059,394	1,160,862	1,335,982
Reportable Segments [Member] | Midstream [Member] | Construction [Member]
Revenues [Abstract]
Revenues	335,740	7,359	272,824
Reportable Segments [Member] | Midstream [Member] | UT Construction [Member]
Revenues [Abstract]
Revenues	24,118	135,578	248,173
Reportable Segments [Member] | Midstream [Member] | Transportation and conditioning of Natural Gas [Member]
Revenues [Abstract]
Revenues	62,520,637	36,488,633	25,339,483
Reportable Segments [Member] | Midstream [Member] | Others [Member]
Revenues [Abstract]
Revenues	$ 3,248,304	$ 681,104	$ 1,288,889